Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Unlisted Options [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	0	847,600	847,600
Convertible Notes [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	0	7,432,958	7,261,072
Non-Executive Director Rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	4,695,065	1,211,112	2,161,392
Performance rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	11,994,156	16,237,064	13,870,535